EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

In accordance with the relevant rules and regulations in the PRC, employees of the Company are covered by benefit plans established by the local government. These plans are defined contribution plans and Zhejiang ReneSola Investment Ltd. (“ReneSola Investment”), Sichuan Bo Bo Power Engineering Co., Ltd. (“Sichuan Bo Bo”) and ReneSola Shanghai Ltd (“ReneSola Shanghai”), have contributed 14%,  17% and 17% separately of the basic salaries of its employees to such plans. In addition, ReneSola Investment, Sichuan Bo Bo and ReneSola Shanghai are required by PRC law to contribute approximately 17%,  14.8% and 16.5% separately of the basic salaries of its employees for medical insurance benefits, housing funds, unemployment and other statutory benefits. Other than the contribution, there is no further obligation for payments to employees under these plans.

Total contributions were $674,100,  $765,379 and $1,257,335 for the years ended December 31, 2017, 2018 and 2019, respectively.